IMPAIRMENT OF LONG-LIVED ASSETS - Reversal or recognition of Impairment loss Generation Segment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at end of the year	R$ 7,203,496
Cash generating unit
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	13,823,945
Assets held for sale	(294,111)
Balance at end of the year		R$ 13,823,945
UTN Angra 3
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	9,900,353
Balance at end of the year	4,046,642	9,900,353
UHE Samuel
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	308,846
Balance at end of the year		308,846
UHE Batalha
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	385,269
Balance at end of the year		385,269
Candiota Fase B
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	366,298
Balance at end of the year		366,298
Candiota Fase C
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	362,631
Balance at end of the year		362,631
Casa Nova I
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	346,325
Balance at end of the year		346,325
Complexo Elico Pinda
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	123,891
Balance at end of the year		123,891
Complexo Eolico Pindai II
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	54,531
Balance at end of the year		54,531
Complexo Eolico Pindai III
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	25,854
Balance at end of the year		25,854
UTE Santa Cruz
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	693,560
Balance at end of the year		693,560
UHE Simplicio
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	279,515
Balance at end of the year		279,515
UTE Camacari
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	280,569
Balance at end of the year		280,569
Elica Hermenegildo III
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	76,623
Assets held for sale	(76,623)
Balance at end of the year		76,623
Elica Hermenegildo II
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	97,580
Assets held for sale	(97,580)
Balance at end of the year		97,580
UHE Passo Sao Joao
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	72,613
Balance at end of the year		72,613
Elica Hermenegildo I
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	92,749
Assets held for sale	(92,749)
Balance at end of the year		92,749
Livramento
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	129,869
Balance at end of the year		129,869
UTE Coaracy Nunes
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	77,551
Balance at end of the year		77,551
PCH Joao Borges
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	47,093
Balance at end of the year		47,093
PCH Rio Chapeu
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	37,064
Balance at end of the year		37,064
Elica Chu IX
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	27,159
Assets held for sale	(27,159)
Balance at end of the year		27,159
UTE Santana
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	27,840
Balance at end of the year		27,840
UTE Maua III
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	2,255
Balance at end of the year		2,255
Others
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	7,907
Balance at end of the year		7,907
Generation
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	13,823,945
Balance at end of the year	7,155,052	13,823,945
Generation | Cash generating unit
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	13,823,945	12,200,816	R$ 8,660,334
Additions	920,039	2,375,240	3,902,091
Reversals	(7,294,821)	(752,111)	(361,609)
Balance at end of the year	7,155,052	13,823,945	12,200,816
Generation | UTN Angra 3
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	9,900,353	8,949,393	5,922,141
Additions	652,576	950,960	3,027,252
Reversals	(6,506,287)
Balance at end of the year	4,046,642	9,900,353	8,949,393
Generation | UHE Samuel
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	308,846	435,860	417,632
Additions			18,228
Reversals	(1,980)	(127,014)
Balance at end of the year	306,866	308,846	435,860
Generation | UHE Batalha
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	385,269	407,703	559,345
Reversals	(8,264)	(22,434)	(151,642)
Balance at end of the year	377,005	385,269	407,703
Generation | Candiota Fase B
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	366,298	356,065	119,939
Additions		10,233	236,126
Balance at end of the year	366,298	366,298	356,065
Generation | Candiota Fase C
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	362,631
Additions		362,631
Reversals	(293,925)
Balance at end of the year	68,706	362,631
Generation | Casa Nova I
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	346,325	324,869	163,496
Additions		21,456	161,373
Reversals	(41,503)
Balance at end of the year	304,822	346,325	324,869
Generation | Complexo Elico Pinda
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	123,891
Additions		123,891
Reversals	(44,905)
Balance at end of the year	78,986	123,891
Generation | Complexo Eolico Pindai II
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	54,531
Additions		54,531
Reversals	(53,517)
Balance at end of the year	1,014	54,531
Generation | Complexo Eolico Pindai III
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	25,854
Additions		25,854
Reversals	(25,703)
Balance at end of the year	151	25,854
Generation | UTE Santa Cruz
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	693,560
Additions	38,428	693,560
Balance at end of the year	731,988	693,560
Generation | UHE Simplicio
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	279,515	342,328	380,220
Reversals	(80,575)	(62,813)	(37,892)
Balance at end of the year	198,940	279,515	342,328
Generation | UTE Camacari
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	280,569	303,911	343,765
Reversals		(23,342)	(39,854)
Balance at end of the year	280,569	280,569	303,911
Generation | Elica Hermenegildo III
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	76,623	145,319	75,598
Additions			69,721
Reversals		(68,696)
Balance at end of the year		76,623	145,319
Generation | Elica Hermenegildo II
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	97,580	143,029	65,815
Additions			77,214
Reversals		(45,449)
Balance at end of the year		97,580	143,029
Generation | UHE Passo Sao Joao
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year		130,292	118,132
Additions			12,160
Reversals		(57,679)
Balance at end of the year			130,292
Generation | Elica Hermenegildo I
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	92,749	129,769	56,301
Additions			73,468
Reversals		(37,020)
Balance at end of the year		92,749	129,769
Generation | Livramento
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	129,869
Additions	215,340	129,869
Reversals	(18,511)
Balance at end of the year	326,698	129,869
Generation | UTE Coaracy Nunes
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year		77,551	77,551
Balance at end of the year			77,551
Generation | PCH Joao Borges
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year		52,530	44,038
Additions			8,492
Reversals		(5,437)
Balance at end of the year			52,530
Generation | UHE Sao Domingos
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year		44,252	44,703
Reversals		(44,252)	(451)
Balance at end of the year			44,252
Generation | PCH Rio Chapeu
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year		41,755	37,279
Additions			4,476
Reversals		(4,691)
Balance at end of the year			41,755
Generation | Elica Chu IX
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	27,159	37,028	22,631
Additions			14,397
Reversals		(9,869)
Balance at end of the year		27,159	37,028
Generation | UTE Santana
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year		27,840	27,840
Balance at end of the year			27,840
Generation | UTE Maua III
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year			102,191
Additions		2,255
Reversals			(102,191)
Generation | Others
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	272,323	52,138	81,717
Additions	13,695
Reversals	(219,651)	(44,231)	(29,579)
Balance at end of the year	R$ 66,367	272,323	52,138
Generation | UHE Serra da Mesa
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year		199,184
Additions			199,184
Reversals		R$ (199,184)
Balance at end of the year			R$ 199,184